LEASES (Tables)	6 Months Ended
Mar. 31, 2024
Leases
SCHEDULE OF OPERATING LEASE LIABILITIES

As of March 31, 2024 and September 30, 2023, lease liabilities consist of the following:

	March 31, 2024	September 30, 2023

Operating lease liabilities – current portion	$178,410	$172,066
Operating lease liabilities – non-current portion	62,347	153,043
Total	$240,757	$325,109

SCHEDULE OF LEASE INFORMATION

Other lease information is as follows:

	March 31, 2024	September 30, 2023

Weighted-average remaining lease term – operating leases	16 months	22 months
Weighted-average discount rate – operating leases	7.375%	7.375%

SCHEDULE OF LEASE FUTURE MINIMUM PAYMENTS

The following is a schedule of future minimum payments under operating leases as of March 31, 2024 and September 30, 2023:

	March 31, 2024	September 30, 2023

Year ending September 30, 2024	$94,916	$189,712
Year ending September 30, 2025	158,192	158,094
Total undiscounted lease obligations	253,108	347,806
Less: imputed interest	(12,351)	(22,697)
Lease liabilities recognized in the unaudited condensed consolidated balance sheet	$240,757	$325,109